Borrowings - EIB Loan (Details) - EIB Loan € in Millions, $ in Millions			1 Months Ended	3 Months Ended
	Feb. 17, 2022 EUR (€)	Feb. 17, 2022 USD ($)	Aug. 31, 2020 EUR (€) tranche	Mar. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal amount			€ 20.0
Number of tranches | tranche			3
Debt instrument term			6 years
Interest expense | $				$ 0.1
Long-term Debt, Repayment Period				6 years
Tranche 1
Disclosure of detailed information about borrowings [line items]
Principal amount			€ 7.0
Proceeds from the draw of loan agreement	€ 7.0	$ 7.7
Tranche 2
Disclosure of detailed information about borrowings [line items]
Principal amount			6.0
Tranche 3
Disclosure of detailed information about borrowings [line items]
Principal amount			€ 7.0